Deposits paid for acquisition of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The following table sets forth the Company’s best estimate of fair value of the assets acquired and the liabilities assumed. The Company is in the process of obtaining a third-party valuation for the assets acquired and liabilities assumed, and will refine fair value estimates when the valuation is completed using the balances as of the closing date, March 31, 2016.

Boca

Net liabilities acquired	$(53)
Amortizable intangible assets (i)
Backlog contract	372
Proprietary technology	26,179
Goodwill	36,220
Deferred tax liabilities	(6,638)
Total	$56,080

Total purchase price comprised of:
– cash consideration	$52,000
– share-based consideration	4,080
Total	$56,080

(i)	Acquired amortizable intangible asset-backlog contract and proprietary technology have estimated amortization periods of one year and twenty years, respectively.